Consolidated Statement of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Cash generated from operations	¥ 24,047	¥ 21,108	¥ 26,154
Income tax paid	(1,709)	(1,536)	(1,261)
Net cash flows from operating activities	22,338	19,572	24,893
Cash flows from investing activities
Additions to property, plant and equipment	(10,653)	(7,796)	(21,533)
Additions to prepayments for land use rights	(34)	(8)	(86)
Additions to intangible assets	(165)	(126)	(232)
Advanced payments on acquisition of aircraft	(15,342)	(16,759)	(16,864)
Advance from disposal of prepayments for land use rights		269
Investment in associates		(47)
Investment in an joint venture	(16)	(17)
(Net) proceeds from disposal of a subsidiary	(11)	1,897
Proceeds from disposal of property, plant and equipment	5,493	1,043	690
Proceeds from novation of purchase rights	7,483
Proceeds from disposal of assets classified as held for sale			518
Proceeds from disposal of intangible assets	1	1
Proceeds from disposal of investment in an associate		12	12
Proceeds from disposal of available-for-sale investments		5
Proceeds from disposal of prepayments for land use rights	158	3	56
Decrease/(increase) in restricted and short-term bank deposits		3	(1)
Interest received	71	111	96
Dividends received	252	97	164
Settlement relating to derivative financial instruments	1
Loan to a joint venture	(20)
Proceeds from repayment of loans to a joint venture	2
Net cash flows used in investing activities	(12,780)	(21,312)	(37,180)
Cash flows from financing activities
Proceeds from issuance of shares			8,540
Proceeds from draw-down of short-term bank loans	19,144	33,629	39,159
Proceeds from draw-down of long-term bank loans	8,000		7,518
Proceeds from issuance of short-term debentures	31,000	29,000	47,500
Proceeds from issuance of long-term debentures and bonds	2,938	2,450	12,526
Proceeds from draw-down of other financing activities	10,693	12,320	19,027
Repayments of short-term bank loans	(36,066)	(18,383)	(36,728)
Repayments of long-term bank loans	(7,592)	(3,246)	(28,803)
Repayments of short-term debentures	(26,500)	(36,000)	(46,000)
Repayments of long-term debentures and bonds			(5,497)
Repayments of principal of finance lease obligations	(9,629)	(10,587)	(8,606)
Interest paid	(4,359)	(3,706)	(3,206)
Settlement relating to derivative financial instruments	(392)
Dividends paid	(738)	(709)	(738)
Dividends paid to non-controlling interests of subsidiaries	(57)	(60)	(58)
Net cash flows (used in)/from financing activities	(13,558)	4,708	4,634
Net (decrease)/increase in cash and cash equivalents	(4,000)	2,968	(7,653)
Cash and cash equivalents at beginning of year	4,616	1,695	9,080
Effect of foreign exchange rate changes, net	30	(47)	268
Cash and cash equivalents at December 31	¥ 646	¥ 4,616	¥ 1,695